Material accounting policy information - Additional Information (Detail)	1 Months Ended				6 Months Ended
	Feb. 29, 2024 AUD ($)	Feb. 29, 2024 USD ($)	Aug. 07, 2023 AUD ($)	Aug. 07, 2023 USD ($)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 AUD ($)	May 01, 2022 USD ($)
Disclosure of summary of significant accounting policies [line items]
Consolidated loss after income tax					$ 8,823,513		$ 13,586,027
Net cash outflows from operating activities					6,334,872		8,806,148
Consolidated cash in hand and at bank					3,562,602		4,390,523		$ 5,241,197	$ 7,361,112
Proceeds from issuing shares					$ 1,327,468		$ 5,850,869
At The Market Equity Program [Member]
Disclosure of summary of significant accounting policies [line items]
Aggregate offering											$ 35,000,000
Proceeds from issuing shares						$ 1,090,642		$ 4,201,322
American Depository Shares [Member] | At The Market Equity Program [Member]
Disclosure of summary of significant accounting policies [line items]
Number of shares represented by one depositary receipt											10
Major Ordinary Share Transactions [Member] | At The Market Equity Program [Member]
Disclosure of summary of significant accounting policies [line items]
Proceeds from issue of ordinary shares	$ 685,280	$ 447,788	$ 685,280	$ 447,788